UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05452 )

Exact name of registrant as specified in charter: Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam Premier Income Trust

The fund's portfolio
4/30/06 (Unaudited)

CORPORATE BONDS AND NOTES (18.1%)(a)

		Principal amount	Value

Basic Materials (1.4%)
Chaparral Steel Co. company guaranty 10s, 2013		$950,000	$1,064,000
Cognis Holding GmbH & Co. 144A sr. notes 9 1/2s, 2014
(Germany)	EUR	514,000	723,774
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		$555,000	505,050
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		1,490,000	1,408,050
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		659,000	527,200
Equistar Chemicals LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		1,128,000	1,209,780
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		1,315,000	1,433,350
Huntsman, LLC company guaranty 11 5/8s, 2010		500,000	562,500
Huntsman, LLC company guaranty 11 1/2s, 2012		380,000	435,100
Innophos, Inc. company guaranty 8 7/8s, 2014		451,000	464,530
International Steel Group, Inc. sr. notes 6 1/2s, 2014		250,000	244,688
Jefferson Smurfit Corp. company guaranty 7 1/2s, 2013		490,000	456,925
JSG Holding PLC 144A sr. notes 11 1/2s, 2015 (Ireland)
(PIK)	EUR	370,310	489,493
Lyondell Chemical Co. company guaranty 10 1/2s, 2013		$300,000	335,625
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		170,000	179,350
MDP Acquisitions PLC sr. notes Ser. EUR, 10 1/8s, 2012
(Ireland)	EUR	845,000	1,182,944
Nalco Co. sr. sub. notes 9s, 2013	EUR	140,000	190,701
Nalco Co. sr. sub. notes 8 7/8s, 2013		$1,613,000	1,665,423
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		1,575,000	1,527,750
PQ Corp. 144A company guaranty 7 3/4s, 2013		184,000	174,800
Rockwood Specialties Group, Inc. company guaranty 7
5/8s, 2014	EUR	700,000	902,369
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		$1,335,000	1,395,075
Sterling Chemicals, Inc. sec. notes 10s, 2007		289,802	276,036
Stone Container Corp. sr. notes 9 3/4s, 2011		25,000	25,688
Stone Container Corp. sr. notes 8 3/8s, 2012		399,000	389,025
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		290,000	266,800
United States Steel Corp. sr. notes 9 3/4s, 2010		635,000	685,800
			18,721,826

Capital Goods (1.2%)
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		1,422,000	1,496,655
BE Aerospace, Inc. sr. notes 8 1/2s, 2010		22,000	23,485
Blount, Inc. sr. sub. notes 8 7/8s, 2012		1,076,000	1,119,030
Browning-Ferris Industries, Inc. debs. 7.4s, 2035		630,000	582,750
Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008		780,000	780,000
Crown Cork & Seal Co. Inc. debs. 8s, 2023		285,000	275,025
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	209,000	279,688
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (acquired 07/23/04, cost $633,705) (RES)		$1,932,000	1,275,110
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		1,509,000	1,418,450
Legrand SA debs. 8 1/2s, 2025 (France)		1,573,000	1,919,050
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		104,000	114,010
Manitowoc Co., Inc. (The) company guaranty 10 3/8s,
2011	EUR	335,000	445,139
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		$425,000	434,563
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		242,000	230,505
Mueller Group, Inc. sr. sub. notes 10s, 2012		510,000	558,450
Owens-Brockway Glass company guaranty 7 3/4s, 2011		186,000	191,580
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		1,737,000	1,854,246
Owens-Illinois, Inc. debs. 7.8s, 2018		211,000	205,725
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		420,000	391,650
Terex Corp. company guaranty 9 1/4s, 2011		365,000	388,725
Terex Corp. company guaranty Ser. B, 10 3/8s, 2011		1,375,000	1,448,906
			15,432,742

Communication Services (1.2%)
Alamosa Delaware, Inc. company guaranty 12s, 2009		516,000	552,765
Alamosa Delaware, Inc. company guaranty 11s, 2010		642,000	711,670
American Cellular Corp. company guaranty 9 1/2s, 2009		375,000	389,063
Cincinnati Bell Telephone company guaranty 6.3s, 2028		285,000	257,925
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,040,000	1,032,200
Cincinnati Bell, Inc. unsub. notes 7 1/4s, 2023		780,000	758,550
Citizens Communications Co. sr. notes 6 1/4s, 2013		3,321,000	3,225,521
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		625,000	660,938

Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)	650,000	666,250
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)	1,466,000	1,260,760
iPCS, Inc. sr. notes 11 1/2s, 2012	580,000	656,850
IWO Holdings, Inc. sec. FRN 8.818s, 2012	160,000	166,800
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	844,000	850,330
Qwest Corp. notes 8 7/8s, 2012	2,424,000	2,654,280
Qwest Corp. sr. notes 7 5/8s, 2015	797,000	828,880
Rogers Cantel, Inc. debs. 9 3/4s, 2016 (Canada)	335,000	401,163
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010	290,000	299,063
U S West, Inc. debs. 7 1/4s, 2025	382,000	380,568
		15,753,576

Consumer Cyclicals (3.5%)
ArvinMeritor, Inc. notes 8 3/4s, 2012	555,000	569,569
Avis Budget Care Rental LLC 144A sr. notes 7 3/4s, 2016	560,000	571,200
Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012	1,135,000	1,205,938
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012	315,000	326,813
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	265,000	262,350
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)	892,075	904,341
Dex Media West, LLC/Dex Media Finance Co. sr. notes
Ser. B, 8 1/2s, 2010	1,150,000	1,213,250
Dex Media, Inc. notes 8s, 2013	356,000	365,345
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)	1,012,000	1,082,840
Ford Motor Credit Corp. notes 7 7/8s, 2010	480,000	443,287
Ford Motor Credit Corp. notes 7 3/8s, 2009	708,000	654,175
General Motors Acceptance Corp. FRN 6.018s, 2007	680,000	659,942
General Motors Acceptance Corp. FRN Ser. MTN, 5.62s,
2007	1,360,000	1,333,926
General Motors Acceptance Corp. notes 7 3/4s, 2010	176,000	173,091
General Motors Acceptance Corp. notes 6 7/8s, 2012	404,000	376,452
General Motors Acceptance Corp. notes 6 3/4s, 2014	1,018,000	927,831
General Motors Acceptance Corp. sr. unsub. 5.85s, 2009	209,000	196,507
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	1,930,000	1,901,050
Harrah's Operating Co., Inc. company guaranty 8s, 2011	5,000	5,411
HMH Properties, Inc. company guaranty Ser. B, 7 7/8s,
2008 (R)	328,000	328,410
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	1,460,000	1,474,600
Jostens IH Corp. company guaranty 7 5/8s, 2012	1,393,000	1,382,553
Levi Strauss & Co. sr. notes 9 3/4s, 2015	1,275,000	1,345,125
Levi Strauss & Co. 144A sr. notes 8 7/8s, 2016	560,000	561,400
MeriStar Hospitality Corp. company guaranty 9 1/8s,
2011 (R)	816,000	938,400
Meritage Homes Corp. company guaranty 6 1/4s, 2015	455,000	409,500
Meritor Automotive, Inc. notes 6.8s, 2009	135,000	134,325
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	885,000	939,206
MGM Mirage, Inc. company guaranty 6s, 2009	1,929,000	1,902,476
Mirage Resorts, Inc. debs. 7 1/4s, 2017	346,000	344,270
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012	369,000	195,570
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)	1,036,000	919,450
Oxford Industries, Inc. sr. notes 8 7/8s, 2011	880,000	908,600
Park Place Entertainment Corp. sr. notes 7s, 2013	945,000	983,396
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010	745,000	785,975
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	475,000	496,375
PRIMEDIA, Inc. sr. notes 8s, 2013	1,336,000	1,209,080
R.H. Donnelley Corp. sr. notes 6 7/8s, 2013	521,000	484,530
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013	129,000	119,970
Reader's Digest Association, Inc. (The) sr. notes 6
1/2s, 2011	705,000	687,375
Resorts International Hotel and Casino, Inc. company
guaranty 11 1/2s, 2009	875,000	955,938
Scientific Games Corp. company guaranty 6 1/4s, 2012	1,226,000	1,183,090
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	1,425,000	1,496,250
Standard Pacific Corp. sr. notes 7 3/4s, 2013	533,000	523,673
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012	1,085,000	1,166,375
Starwood Hotels & Resorts Worldwide, Inc. debs. 7
3/8s, 2015	1,000,000	1,060,000
Station Casinos, Inc. sr. notes 6s, 2012	910,000	884,975
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016	990,000	972,675
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	823,000	833,288
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	846,000	936,945
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	318,000	325,950
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	1,207,000	1,237,175
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	229,000	225,565
United Auto Group, Inc. company guaranty 9 5/8s, 2012	985,000	1,047,794
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	1,415,000	1,358,400
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	1,405,000	1,053,750
WCI Communities, Inc. company guaranty 9 1/8s, 2012	1,160,000	1,171,600
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	1,087,000	1,057,108

		47,214,455

Consumer Staples (2.6%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,055,000	1,060,275
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	884,000	832,065
Archibald Candy Corp. company guaranty 10s, 2007 (In
default) (F)(NON)	173,688	9,076
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015
(United Kingdom)	405,000	419,175
Brand Services, Inc. company guaranty 12s, 2012	1,090,000	1,174,475
CCH I Holdings LLC company guaranty stepped-coupon
zero % (12 1/8s, 1/15/07), 2015 (STP)	284,000	151,940
CCH I LLC secd. notes 11s, 2015	2,450,000	2,180,500
Charter Communications Holdings II 144A sr. notes 10
1/4s, 2010	499,000	500,871
Charter Communications Holdings, LLC/Capital Corp. sr.
notes 10 1/4s, 2010	166,000	167,245
Church & Dwight Co., Inc. company guaranty 6s, 2012	865,000	834,725
Cinemark USA, Inc. sr. sub. notes 9s, 2013	50,000	53,500
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/07), 2014 (STP)	1,915,000	1,522,425
Constellation Brands, Inc. sr. sub. notes Ser. B, 8
1/8s, 2012	805,000	843,238
CSC Holdings, Inc. debs. 7 5/8s, 2018	382,000	382,000
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	717,000	729,548
CSC Holdings, Inc. 144A sr. notes 7 1/4s, 2012	2,008,000	1,997,960
Dean Foods Co. sr. notes 6 5/8s, 2009	1,794,000	1,794,000
Del Monte Corp. company guaranty 6 3/4s, 2015	640,000	611,200
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,085,000	1,139,250
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	1,999,000	1,954,023
Echostar DBS Corp. company guaranty 6 5/8s, 2014	4,144,000	3,993,780
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	233,000	193,390
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	1,025,000	1,007,063
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)	505,000	473,438
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	1,439,000	1,442,598
Playtex Products, Inc. company guaranty 9 3/8s, 2011	518,000	540,015
Playtex Products, Inc. sec. notes 8s, 2011	1,490,000	1,571,950
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	873,000	886,095
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	936,000	999,180
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	950,000	760,000
Sbarro, Inc. company guaranty 11s, 2009	1,410,000	1,452,300
Scotts Co. (The) sr. sub. notes 6 5/8s, 2013	495,000	490,050
Six Flags, Inc. sr. notes 9 5/8s, 2014	721,000	730,013
Young Broadcasting, Inc. company guaranty 10s, 2011	844,000	770,150
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	710,000	599,950
		34,267,463

Energy (2.3%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,598,000	2,572,020
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	940,000	977,600
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	1,577,000	1,604,598
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,991,000	2,045,753
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	995,000	972,613
Dresser, Inc. company guaranty 9 3/8s, 2011	1,348,000	1,413,715
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	1,410,000	1,392,375
Forest Oil Corp. company guaranty 7 3/4s, 2014	665,000	686,613
Forest Oil Corp. sr. notes 8s, 2011	1,465,000	1,558,394
Forest Oil Corp. sr. notes 8s, 2008	390,000	402,675
Gazprom OAO 144A notes 9 5/8s, 2013 (Germany)	620,000	733,150
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	1,140,000	1,117,200
Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6
1/8s, 2014	1,013,000	975,013
Massey Energy Co. sr. notes 6 5/8s, 2010	1,497,000	1,508,228
Newfield Exploration Co. sr. notes 7 5/8s, 2011	1,360,000	1,419,500
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	698,000	687,530
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	910,000	855,400
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	941,918	954,643
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	695,000	701,950
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,470,000	1,390,988
Plains Exploration & Production Co. sr. notes 7 1/8s,
2014	1,352,000	1,368,900
Plains Exploration & Production Co. sr. sub. notes 8
3/4s, 2012	1,230,000	1,300,725
Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011	1,270,000	1,322,388
Pride International, Inc. sr. notes 7 3/8s, 2014	1,619,000	1,679,713
Seabulk International, Inc. company guaranty 9 1/2s,
2013	1,150,000	1,276,500
		30,918,184

Financial (0.9%)
Bosphorus Financial Services, Ltd. 144A sec. FRN

6.549s, 2012 (Cayman Islands)	2,828,000	2,848,953
Crescent Real Estate Equities LP notes 7 1/2s, 2007 (R)	600,000	606,000
Finova Group, Inc. notes 7 1/2s, 2009	920,700	313,038
UBS Luxembourg SA unsec. sub. notes stepped-coupon
6.23s (7.429s, 2/11/10), 2015 (STP) (Luxembourg)	2,730,000	2,706,795
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)	1,724,000	1,693,830
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)	1,065,000	1,046,363
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)	2,595,000	2,724,750
		11,939,729

Government (1.0%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)	1,375,500	1,474,852
Pemex Project Funding Master Trust company guaranty
10s, 2027	2,500,000	3,125,000
Pemex Project Funding Master Trust company guaranty 8
5/8s, 2022	1,215,000	1,403,325
Pemex Project Funding Master Trust company guaranty 5
3/4s, 2015	3,855,000	3,654,540
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2015	3,492,000	3,310,416
		12,968,133

Health Care (1.5%)
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	355,000	345,238
DaVita, Inc. company guaranty 6 5/8s, 2013	335,000	330,813
Extendicare Health Services, Inc. sr. sub. notes 6
7/8s, 2014	600,000	615,000
HCA, Inc. debs. 7.19s, 2015	1,035,000	1,043,540
HCA, Inc. notes 8.36s, 2024	990,000	1,022,143
HCA, Inc. notes 7.69s, 2025	900,000	881,829
HCA, Inc. notes 6 1/4s, 2013	1,075,000	1,037,005
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	1,100,000	918,500
MQ Associates, Inc. sr. disc. notes stepped-coupon
zero % (12 1/4s, 8/15/08), 2012 (STP)	1,352,000	459,680
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	1,450,000	1,392,000
Service Corp. International 144A sr. notes 7 1/4s, 2017	333,000	326,340
Service Corporation International debs. 7 7/8s, 2013	112,000	116,200
Service Corporation International notes Ser. *, 7.7s,
2009	515,000	527,875
Service Corporation International 144A sr. notes 6
3/4s, 2016	1,039,000	1,002,635
Stewart Enterprises, Inc. 144A sr. notes 7 1/4s, 2013	1,412,000	1,355,520
Tenet Healthcare Corp. notes 7 3/8s, 2013	750,000	699,375
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014	1,467,000	1,522,013
Triad Hospitals, Inc. sr. notes 7s, 2012	1,585,000	1,573,113
Triad Hospitals, Inc. sr. sub. notes 7s, 2013	409,000	399,286
Universal Hospital Services, Inc. sr. notes 10 1/8s,
2011 (Canada)	865,000	893,113
US Oncology, Inc. company guaranty 9s, 2012	835,000	885,100
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	1,081,000	1,116,133
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	590,000	652,688
Ventas Realty LP/Capital Corp. company guaranty 6
3/4s, 2010 (R)	392,000	389,060
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)	337,000	329,839
		19,834,038

Technology (0.5%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	649,000	679,828
Freescale Semiconductor, Inc. sr. notes Ser. B, 7
1/8s, 2014	2,386,000	2,445,650
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	435,000	453,488
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	770,000	777,700
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)	25,000	21,500
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013	660,000	704,550
Xerox Corp. sr. notes 7 5/8s, 2013	1,727,000	1,783,128
		6,865,844

Transportation (0.1%)
Calair, LLC/Calair Capital Corp. company guaranty 8
1/8s, 2008	1,490,000	1,415,500

Utilities & Power (1.9%)
AES Corp. (The) sr. notes 8 7/8s, 2011	107,000	115,025
AES Corp. (The) sr. notes 8 3/4s, 2008	60,000	62,700
AES Corp. (The) 144A sec. notes 9s, 2015	1,113,000	1,210,388
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	895,000	966,600
ANR Pipeline Co. debs. 9 5/8s, 2021	462,000	555,128
Centrais Electricas Brasileirass SA 144A sr. notes 7
3/4s, 2015 (Brazil)	1,196,000	1,257,355
CMS Energy Corp. sr. notes 8.9s, 2008	1,690,000	1,780,838

CMS Energy Corp. sr. notes 7 3/4s, 2010		350,000	363,125
Colorado Interstate Gas Co. debs. 6.85s, 2037		615,000	621,945
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		173,000	163,652
DPL, Inc. sr. notes 6 7/8s, 2011		874,000	913,108
El Paso Natural Gas Co. debs. 8 5/8s, 2022		370,000	411,057
El Paso Production Holding Co. company guaranty 7
3/4s, 2013		1,939,000	1,999,594
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		1,010,000	969,600
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034		1,321,000	1,426,680
Mission Energy Holding Co. sec. notes 13 1/2s, 2008		1,445,000	1,641,881
Monongahela Power Co. 1st mtge. 6.7s, 2014		775,000	805,786
Northwestern Corp. sec. notes 5 7/8s, 2014		624,000	614,027
Orion Power Holdings, Inc. sr. notes 12s, 2010		1,115,000	1,271,100
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		993,000	1,035,115
Teco Energy, Inc. notes 7.2s, 2011		350,000	363,125
Teco Energy, Inc. notes 7s, 2012		550,000	566,500
Teco Energy, Inc. sr. notes 6 3/4s, 2015		63,000	64,260
Tennessee Gas Pipeline Co. debs. 7s, 2028		145,000	139,223
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017		291,000	303,775
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		875,000	896,875
Utilicorp Canada Finance Corp. company guaranty 7
3/4s, 2011 (Canada)		1,188,000	1,229,580
Utilicorp United, Inc. sr. notes 9.95s, 2011		706,000	781,895
Williams Cos., Inc. (The) notes 8 3/4s, 2032		280,000	322,700
Williams Cos., Inc. (The) notes 8 1/8s, 2012		290,000	311,388
Williams Cos., Inc. (The) notes 7 5/8s, 2019		1,045,000	1,097,250
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010		336,000	335,160
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)		419,508	34,987
			24,631,422

			$239,962,912
Total corporate bonds and notes (cost $239,556,769)

FOREIGN GOVERNMENT BONDS AND NOTES (14.2%)(a)

		Principal amount	Value

Argentina (Republic of) FRB 4.889s, 2012		$12,823,125	$12,032,766
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	8,000,000	10,014,536
Barbados (Government of) 144A bonds 6 5/8s, 2035		$980,000	917,574
Brazil (Federal Republic of) bonds 10 1/2s, 2014		1,865,000	2,312,600
Brazil (Federal Republic of) bonds 8 7/8s, 2019		4,785,000	5,514,713
Brazil (Federal Republic of) notes 11s, 2012		5,195,000	6,363,875
Brazil (Federal Republic of) notes 8 3/4s, 2025		5,112,000	5,776,560
Canada (Government of) bonds 5 1/2s, 2010	CAD	3,730,000	3,477,427
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,398,729
Colombia (Republic of) notes 10s, 2012		$2,635,000	3,109,300
Dominican Republic International Bond, 144A, bonds 8
5/8s, 2027		1,250,000	1,300,000
El Salvador (Republic of) notes 7.65s, 2035		650,000	650,000
El Salvador (Republic of) 144A bonds 7 3/4s, 2023		1,260,000	1,360,800
France (Government of) bonds 5 3/4s, 2032	EUR	2,605,000	4,073,358
France (Government of) bonds 5 1/2s, 2010	EUR	6,300,000	8,522,029
France (Government of) bonds 4s, 2013	EUR	7,700,000	9,790,282
France (Government of) bonds 4s, 2009	EUR	1,520,000	1,940,285
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	8,441,862	11,535,227
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	10,560,000	13,712,630
Germany (Federal Republic of) bonds Ser. 97, 6s, 2007	EUR	8,820,000	11,325,411
Indonesia (Republic of) 144A notes 7 1/4s, 2015		$2,300,000	2,360,950
Ireland (Republic of) bonds 5s, 2013	EUR	14,800,000	19,933,139
Peru (Republic of) bonds 7.35s, 2025		$1,300,000	1,287,000
Philippines (Republic of) bonds 9 1/2s, 2024		7,195,000	8,482,905
Russia (Federation of) unsub. stepped-coupon 5s (7
1/2s, 3/31/07), 2030 (STP)		1,522,000	1,651,370
Russia (Federation of) 144A unsub. stepped-coupon 5s
(7 1/2s, 3/31/07), 2030 (STP)		5,612,700	6,089,780
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		4,040,000	3,827,900
South Africa (Republic of) notes 7 3/8s, 2012		2,780,000	2,971,820
South Africa (Republic of) notes 6 1/2s, 2014		2,585,000	2,659,965
Spain (Kingdom of) bonds 5s, 2012	EUR	4,600,000	6,164,497
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	9,730,894
United Mexican States bonds Ser. MTN, 8.3s, 2031		$4,545,000	5,397,188
Venezuela (Republic of) notes 10 3/4s, 2013		1,975,000	2,453,938

			$188,139,448
Total foreign government bonds and notes (cost $175,980,958)

COLLATERALIZED MORTGAGE OBLIGATIONS (13.1%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029		$720,000	$725,115
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		318,946	316,929
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	540,888
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.84s, 2014		412,000	411,433
FRB Ser. 02-FL2A, Class K1, 7.34s, 2014		100,000	99,981
FRB Ser. 05-BOCA, Class M, 7.001s, 2016		693,000	694,481
FRB Ser. 05-MIB1, Class K, 6.901s, 2022		1,187,000	1,165,118
FRB Ser. 05-ESHA, Class K, 6.701s, 2020		1,396,000	1,395,990

FRB Ser. 05-BOCA, Class L, 6.601s, 2016	300,000	300,458
FRB Ser. 06-LAQ, Class M, 6.471s, 2021	808,000	807,955
FRB Ser. 06-LAQ, Class L, 6.371s, 2021	673,000	672,962
FRB Ser. 05-BOCA, Class K, 6.251s, 2016	275,000	275,421
FRB Ser. 05-BOCA, Class J, 6.001s, 2016	200,000	200,245
FRB Ser. 05-BOCA, Class H, 5.851s, 2016	100,000	100,135
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.551s, 2018	1,229,000	1,229,000
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.455s, 2032	481,000	532,771
Broadgate Financing PLC sec. FRB Ser. D, 5.414s, 2023
(United Kingdom)	901,875	1,635,789
Commercial Mortgage Acceptance Corp. Ser. 97-ML1,
Interest Only (IO), 0.917s, 2017	6,986,893	96,343
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 01-FL5A, Class G, 5.529s, 2013	2,104,000	2,093,480
FRB Ser. 05-F10A, Class A1, 5.001s, 2017	5,990,068	5,988,055
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	3,957,000	4,002,110
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 6.751s, 2020	1,356,000	1,355,818
Ser. 1998-C2, Class F, 6 3/4s, 2030	3,176,400	3,268,207
FRB Ser. 05-TFLA, Class K, 6.201s, 2020	758,000	757,898
Ser. 98-C1, Class F, 6s, 2040	1,880,000	1,647,057
Ser. 02-CP5, Class M, 5 1/4s, 2035	691,000	573,934
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.989s, 2031	58,698,904	974,519
DLJ Commercial Mortgage Corp.
Ser. 98-CF2, Class B4, 6.04s, 2031	552,708	543,400
Ser. 98-CF2, Class B5, 5.95s, 2031	1,771,365	1,534,037
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B2, 8.16s, 2030	539,000	377,300
Ser. 97-CF1, Class B1, 7.91s, 2030	519,000	527,539
European Loan Conduit FRB Ser. 6X, Class E, 6.34s,
2010 (United Kingdom)	724,980	1,319,819
European Loan Conduit 144A
FRB Ser. 6A, Class F, 6.84s, 2010 (United Kingdom)	261,640	476,313
FRB Ser. 22A, Class D, 5.502s, 2014 (Ireland)	995,000	1,808,313
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 5.445s, 2014 (United Kingdom)	722,902	1,313,802
Fannie Mae
Ser. 06-20, Class IP, IO, 8s, 2030	858,824	182,315
Ser. 04-W8, Class 3A, 7 1/2s, 2044	895,538	934,060
Ser. 04-W2, Class 5A, 7 1/2s, 2044	3,185,809	3,322,232
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	768,784	801,246
Ser. 03-W4, Class 4A, 7 1/2s, 2042	237,240	246,222
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	492,386	512,137
Ser. 02-T19, Class A3, 7 1/2s, 2042	625,100	650,081
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	10,114	10,521
Ser. 02-W1, Class 2A, 7 1/2s, 2042	1,036,444	1,073,030
Ser. 02-14, Class A2, 7 1/2s, 2042	4,593	4,769
Ser. 01-T10, Class A2, 7 1/2s, 2041	631,706	654,934
Ser. 02-T4, Class A3, 7 1/2s, 2041	2,715	2,815
Ser. 01-T8, Class A1, 7 1/2s, 2041	7,067	7,317
Ser. 01-T7, Class A1, 7 1/2s, 2041	2,463,724	2,549,173
Ser. 01-T3, Class A1, 7 1/2s, 2040	372,903	386,092
Ser. 01-T1, Class A1, 7 1/2s, 2040	1,179,521	1,222,908
Ser. 99-T2, Class A1, 7 1/2s, 2039	477,747	497,609
Ser. 00-T6, Class A1, 7 1/2s, 2030	236,458	244,659
Ser. 02-W7, Class A5, 7 1/2s, 2029	397,549	413,260
Ser. 01-T4, Class A1, 7 1/2s, 2028	1,114,180	1,162,968
Ser. 02-W3, Class A5, 7 1/2s, 2028	2,200	2,284
Ser. 04-W12, Class 1A3, 7s, 2044	1,051,005	1,082,771
Ser. 01-T10, Class A1, 7s, 2041	2,466,346	2,529,427
IFB Ser. 05-74, Class CP, 6.566s, 2035	1,216,391	1,187,760
IFB Ser. 05-76, Class SA, 6.566s, 2034	1,720,747	1,662,621
IFB Ser. 06-27, Class SP, 6.382s, 2036	1,553,000	1,508,263
IFB Ser. 06-8, Class HP, 6.382s, 2036	1,975,946	1,893,660
IFB Ser. 06-8, Class WK, 6.382s, 2036	2,967,256	2,827,953
IFB Ser. 05-106, Class US, 6.382s, 2035	2,969,171	2,891,208
IFB Ser. 05-99, Class SA, 6.382s, 2035	1,440,415	1,393,563
IFB Ser. 05-74, Class CS, 6.382s, 2035	1,386,723	1,345,676
IFB Ser. 05-114, Class SP, 5.942s, 2036	832,379	774,112
Ser. 350, Class 2, IO, 5 1/2s, 2034	2,045,479	524,182
IFB Ser. 05-95, Class CP, 5.157s, 2035	232,093	220,797
IFB Ser. 05-95, Class OP, 5.037s, 2035	704,000	607,621
Ser. 06-42, Class PS, 5s, 2036	1,565,000	1,525,330
Ser. 06-45, Class SM, IO, 5s, 2036	4,786,000	225,851
IFB Ser. 05-83, Class QP, 4 1/2s, 2034	458,843	407,664
IFB Ser. 05-93, Class AS, 4.477s, 2034	632,092	553,501
IFB Ser. 05-56, Class TP, 3.272s, 2033	552,196	476,340
IFB Ser. 02-36, Class QH, IO, 3.091s, 2029	523,597	9,011
IFB Ser. 03-66, Class SA, IO, 2.691s, 2033	2,826,689	208,027
IFB Ser. 03-48, Class S, IO, 2.591s, 2033	1,260,635	91,396
IFB Ser. 05-113, Class DI, IO, 2.271s, 2036	2,005,625	118,879
IFB Ser. 04-51, Class S0, IO, 2.091s, 2034	704,397	34,559
IFB Ser. 05-105, Class S, IO, 1.741s, 2035	2,097,632	109,470
IFB Ser. 05-95, Class CI, IO, 1.741s, 2035	3,080,268	171,672
IFB Ser. 05-84, Class SG, IO, 1.741s, 2035	5,430,759	324,086
IFB Ser. 05-87, Class SG, IO, 1.741s, 2035	6,863,425	328,158
IFB Ser. 05-69, Class AS, IO, 1.741s, 2035	1,436,478	77,211

IFB Ser. 05-104, Class NI, IO, 1.741s, 2035	920,281	58,801
IFB Ser. 04-92, Class S, IO, 1.741s, 2034	4,400,150	226,885
IFB Ser. 05-104, Class SI, IO, 1.741s, 2033	6,948,425	388,092
IFB Ser. 05-83, Class QI, IO, 1.731s, 2035	760,522	47,284
IFB Ser. 05-92, Class SC, IO, 1.721s, 2035	7,235,579	403,608
IFB Ser. 06-20, Class PI, IO, 1.721s, 2030	7,446,395	278,191
IFB Ser. 05-83, Class SL, IO, 1.711s, 2035	14,123,493	702,631
IFB Ser. 06-20, Class IG, IO, 1.691s, 2036	19,977,827	934,078
IFB Ser. 06-8, Class NS, IO, 1.671s, 2036	9,124,749	494,260
IFB Ser. 06-8, Class NY, IO, 1.641s, 2036	3,599,798	188,038
IFB Ser. 06-20, Class IB, IO, 1.631s, 2036	8,562,482	384,642
IFB Ser. 05-95, Class OI, IO, 1.631s, 2035	431,101	26,187
IFB Ser. 03-112, Class SA, IO, 1.541s, 2028	2,771,764	92,298
IFB Ser. 05-67, Class BS, IO, 1.191s, 2035	3,642,005	141,128
Ser. 03-W10, Class 1A, IO, 1.174s, 2043	9,293,947	138,260
Ser. 03-W10, Class 3A, IO, 1.151s, 2043	11,200,118	183,947
Ser. 03-W17, Class 12, IO, 1.151s, 2033	6,327,340	185,565
IFB Ser. 05-74, Class SE, IO, 1.141s, 2035	8,006,007	229,415
IFB Ser. 05-87, Class SE, IO, 1.091s, 2035	27,163,238	874,317
IFB Ser. 04-54, Class SW, IO, 1.041s, 2033	1,686,218	44,053
Ser. 00-T6, IO, 0.749s, 2030	10,110,336	145,336
Ser. 02-T18, IO, 0.525s, 2042	17,472,727	206,876
Ser. 05-113, Class DO, Principal Only (PO), zero %,
2036	308,290	238,058
Ser. 363, Class 1, PO, zero %, 2035	8,776,121	6,125,415
Ser. 361, Class 1, PO, zero %, 2035	6,734,269	5,081,181
Ser. 04-38, Class AO, PO, zero %, 2034	1,149,948	815,744
Ser. 342, Class 1, PO, zero %, 2033	572,936	427,384
Ser. 02-82, Class TO, PO, zero %, 2032	413,424	309,745
Ser. 04-61, Class CO, PO, zero %, 2031	919,000	670,870
Ser. 99-51, Class N, PO, zero %, 2029	177,456	141,632
Ser. 99-52, Class MO, PO, zero %, 2026	15,757	15,334
FRB Ser. 05-117, Class GF, zero %, 2036	708,303	702,991
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	1,028,372	1,073,469
Ser. T-58, Class 4A, 7 1/2s, 2043	13,914	14,457
Ser. T-41, Class 3A, 7 1/2s, 2032	2,435,889	2,525,986
Ser. T-60, Class 1A2, 7s, 2044	4,697,809	4,835,398
Ser. T-57, Class 1AX, IO, 0.453s, 2043	5,636,128	53,940
FFCA Secured Lending Corp. Ser. 00-1, Class X, IO,
1.416s, 2020	13,144,776	744,480
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	546,573
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,219,000	1,317,734
Freddie Mac
IFB Ser. 2963, Class SV, 8.995s, 2034	613,000	612,473
IFB Ser. 2763, Class SC, 8.995s, 2032	774,647	784,937
Ser. 3114, Class BL, IO, 7 1/2s, 2030	339,444	67,120
IFB Ser. 3081, Class DC, 7.104s, 2035	1,156,821	1,089,856
IFB Ser. 3114, Class GK, 6.795s, 2036	768,624	724,147
IFB Ser. 2996, Class SA, 6.322s, 2035	1,014,484	926,985
IFB Ser. 2979, Class AS, 6.302s, 2034	514,166	484,923
IFB Ser. 3072, Class SA, 6.155s, 2035	451,662	408,436
IFB Ser. 3072, Class SM, 5.825s, 2035	718,950	640,146
IFB Ser. 3072, Class SB, 5.679s, 2035	678,681	600,606
IFB Ser. 3065, Class DC, 5.156s, 2035	1,751,915	1,540,685
IFB Ser. 3050, Class SA, 4.622s, 2034	1,244,384	1,089,177
IFB Ser. 2828, Class TI, IO, 2.149s, 2030	1,719,518	101,559
IFB Ser. 3033, Class SF, IO, 1.899s, 2035	2,541,265	98,474
IFB Ser. 3028, Class ES, IO, 1.849s, 2035	8,373,732	537,347
IFB Ser. 3042, Class SP, IO, 1.849s, 2035	1,966,629	124,488
IFB Ser. 3045, Class DI, IO, 1.829s, 2035	19,299,624	871,774
IFB Ser. 3054, Class CS, IO, 1.799s, 2035	1,978,270	91,804
IFB Ser. 3107, Class DC, IO, 1.799s, 2035	8,741,889	616,030
IFB Ser. 3066, Class SI, IO, 1.799s, 2035	5,658,873	354,910
IFB Ser. 3031, Class BI, IO, 1.789s, 2035	1,627,053	101,451
IFB Ser. 3067, Class SI, IO, 1.749s, 2035	6,553,078	431,619
IFB Ser. 3114, Class TS, IO, 1.749s, 2030	11,769,836	470,041
IFB Ser. 3114, Class BI, IO, 1.749s, 2030	5,062,972	189,325
IFB Ser. 3065, Class DI, IO, 1.719s, 2035	1,275,872	74,070
IFB Ser. 3081, Class DI, IO, 1.579s, 2035	1,669,285	89,097
IFB Ser. 3016, Class SP, IO, 1.209s, 2035	1,692,266	51,032
IFB Ser. 3016, Class SQ, IO, 1.209s, 2035	4,040,368	125,631
IFB Ser. 2937, Class SY, IO, 1.199s, 2035	1,635,322	42,600
IFB Ser. 2815, Class S, IO, 1.099s, 2032	3,986,709	111,124
Ser. 236, PO, zero %, 2036	1,527,949	1,126,583
Ser. 3045, Class DO, PO, zero %, 2035	1,475,866	1,096,062
Ser. 231, PO, zero %, 2035	15,973,041	11,304,319
Ser. 228, PO, zero %, 2035	6,577,900	4,861,317
Ser. 215, PO, zero %, 2031	361,472	303,180
Ser. 2235, PO, zero %, 2030	415,199	318,406
FRB Ser. 3022, Class TC, zero %, 2035	346,601	415,921
FRB Ser. 2986, Class XT, zero %, 2035	206,459	229,170
FRB Ser. 3046, Class WF, zero %, 2035	499,517	496,937
FRB Ser. 3054, Class XF, zero %, 2034	208,122	230,495
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.786s, 2033	251,000	263,202
Ser. 00-1, Class G, 6.131s, 2033	1,159,000	1,060,786
GMAC Commercial Mortgage Securities, Inc. 144A Ser.

99-C3, Class G, 6.974s, 2036	1,022,427	989,011
Government National Mortgage Association
IFB Ser. 05-66, Class SP, 4.467s, 2035	1,052,351	914,662
IFB Ser. 05-65, Class SI, IO, 1.428s, 2035	4,365,528	167,563
IFB Ser. 05-68, Class SI, IO, 1.378s, 2035	14,144,121	597,257
IFB Ser. 06-10, Class SM, IO, 1.328s, 2036	9,988,950	383,950
IFB Ser. 06-14, Class S, IO, 1.328s, 2036	4,262,468	153,182
IFB Ser. 05-51, Class SJ, IO, 1.278s, 2035	4,231,360	172,559
IFB Ser. 05-68, Class S, IO, 1.278s, 2035	8,360,726	322,738
Ser. 98-2, Class EA, PO, zero %, 2028	174,666	134,984
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.151s, 2015	417,000	419,346
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	492,082	451,832
Ser. 98-C4, Class J, 5.6s, 2035	965,000	847,491
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 03-LLFA, Class L, 8.651s, 2014	1,181,000	1,180,161
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040	1,154,000	921,758
Ser. 04-1A, Class K, 5.45s, 2040	411,000	319,248
Ser. 04-1A, Class L, 5.45s, 2040	187,000	132,785
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.136s, 2028	7,936,239	317,140
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.051s, 2037	1,435,231	541,800
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s,
2032	2,455,000	2,559,206
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7,
6s, 2039	3,360,000	2,277,181
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7 1/4s, 2030	459,501	472,016
Ser. 97-MC2, Class X, IO, 1.407s, 2012	5,819,054	60,466
Permanent Financing PLC FRB Ser. 8, Class 2C, 4.489s,
2042 (United Kingdom)	1,112,000	1,111,648
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	285,000	264,528
QFA Royalties, LLC 144A Ser. 05-1, 7.3s, 2025	1,255,988	1,231,149
Quick Star PLC FRB Class 1-D, 5.527s, 2011 (United
Kingdom)	749,993	1,363,037
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035	595,000	587,575
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	316,000	259,995
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)	376,000	282,662
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)	345,000	282,728
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)	325,000	244,173
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 5.677s, 2014 (Ireland)	674,000	1,224,928
FRB Ser. 05-CT1A, Class D, 5.64s, 2014 (Ireland)	1,228,269	2,232,255
FRB Ser. 04-2A, Class D, 3.664s, 2014 (Ireland)	686,117	864,165
FRB Ser. 04-2A, Class C, 3.264s, 2014 (Ireland)	312,704	393,851
URSUS EPC 144A FRB Ser. 1-A, Class D, 5.542s, 2012
(Ireland)	814,954	1,481,098
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.201s, 2018	917,000	914,341

		$174,001,013
Total collateralized mortgage obligations (cost $179,933,906)

ASSET-BACKED SECURITIES (12.7%)(a)

	Principal amount	Value

ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033	$102,257	$101,235
Aegis Asset Backed Securities Trust 144A Ser. 04-2N,
Class N1, 4 1/2s, 2034	5,157	5,140
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	1,012,816	1,009,595
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)	591,000	549,630
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	743,000	742,494
Ser. 04-1A, Class E, 6.42s, 2039	420,000	407,881
Asset Backed Funding Corp. NIM Trust 144A Ser.
04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	29,666	29,588
Asset Backed Securities Corp. Home Equity Loan Trust
144A
FRB Ser. 06-HE2, Class M10, 7.14s, 2036	1,001,000	890,539
FRB Ser. 06-HE2, Class M11, 7.14s, 2036	886,000	721,727
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.476s, 2033	557,468	558,295
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
5.931s, 2011	740,000	753,962
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	61,755	61,330
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	41,731	41,672
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	36,783	36,731
Bear Stearns Asset Backed Securities, Inc.
Ser. 04-FR3, Class M6, 8.209s, 2034	507,000	507,951
FRB Ser. 06-PC1, Class M9, 6.709s, 2035	364,000	293,248
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030	314,148	209,562
Ser. 00-A, Class A4, 8.29s, 2030	1,730,646	1,233,085

Ser. 99-B, Class A3, 7.18s, 2015		2,167,693	1,384,614
Ser. 99-B, Class A4, 7.3s, 2016		1,477,427	1,003,218
FRB Ser. 00-A, Class A1, 5.061s, 2030		331,380	165,690
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009		1,174,000	1,187,618
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.39s, 2013		500,000	497,891
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 8.251s, 2011 (Cayman Islands)		56,179	57,601
FRB Ser. 04-AA, Class B4, 10.401s, 2011 (Cayman
Islands)		330,105	346,555
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
5.981s, 2010		860,000	875,914
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		6,348	6,338
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		183,000	181,358
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		112,000	101,997
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.459s, 2035		599,000	492,678
FRB Ser. 05-HE4, Class M12, 7.009s, 2035		899,000	708,700
FRB Ser. 06-WMC1, Class M10, 8.459s, 2035		177,000	157,170
Conseco Finance Securitizations Corp.
Ser. 00-1, Class A5, 8.06s, 2031		2,323,000	1,998,912
Ser. 00-2, Class A4, 8.48s, 2030		197,473	196,408
Ser. 00-2, Class A5, 8.85s, 2030		2,220,000	1,871,120
Ser. 00-4, Class A4, 7.73s, 2031		1,472,572	1,393,053
Ser. 00-4, Class A5, 7.97s, 2032		470,000	376,165
Ser. 00-4, Class A6, 8.31s, 2032		6,661,000	5,551,781
Ser. 00-6, Class A5, 7.27s, 2032		199,000	180,591
Ser. 00-6, Class M2, 8.2s, 2032		123,210	4,928
Ser. 01-1, Class A5, 6.99s, 2032		1,709,000	1,541,518
Ser. 01-3, Class A3, 5.79s, 2033		13,750	13,737
Ser. 01-3, Class A4, 6.91s, 2033		5,996,000	5,631,497
Ser. 01-3, Class M2, 7.44s, 2033		338,005	42,251
Ser. 01-4, Class A4, 7.36s, 2033		523,000	505,602
Ser. 01-4, Class B1, 9.4s, 2033		183,349	15,126
Ser. 02-1, Class A, 6.681s, 2033		3,018,568	3,039,200
FRB Ser. 01-4, Class M1, 6.576s, 2033		573,000	217,740
Consumer Credit Reference IDX Securities 144A FRB Ser.
02-1A, Class A, 6.501s, 2007		1,494,000	1,516,410
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		445,851	442,836
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		54,221	52,930
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.428s, 2035		14,788,511	330,432
Ser. 06-0A5, Class X, IO, 1.464s, 2046		9,939,900	496,995
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		838,000	808,838
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
7.577s, 2039		3,460,001	3,508,116
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 04-FF7, Class A4, 5.259s, 2034		13,239,000	13,261,851
First Franklin Mortgage Loan NIM Trust 144A Ser.
04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		35,646	35,557
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		147,699	146,604
Ser. 04-3, Class B, 7 1/2s, 2034		88,208	75,859
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012		1,347,000	1,329,235
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 6.38s, 2042 (United Kingdom)		680,000	683,984
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	2,785,000	3,642,053
FRB Ser. 03-2, Class 3C, 6.138s, 2043 (United Kingdom)	GBP	2,090,000	3,910,798
Green Tree Financial Corp.
Ser. 93-1, Class B, 8.45s, 2018		$1,556,242	1,493,893
Ser. 94-4, Class B2, 8.6s, 2019		724,937	548,334
Ser. 94-6, Class B2, 9s, 2020		1,703,968	1,465,404
Ser. 95-4, Class B1, 7.3s, 2025		726,329	715,888
Ser. 95-8, Class B1, 7.3s, 2026		704,416	543,265
Ser. 95-F, Class B2, 7.1s, 2021		146,962	147,237
Ser. 96-8, Class M1, 7.85s, 2027		754,000	630,545
Ser. 99-3, Class A5, 6.16s, 2031		83,061	83,581
Ser. 99-3, Class A7, 6.74s, 2031		1,438,000	1,359,203
Ser. 99-5, Class A5, 7.86s, 2030		8,746,000	7,593,234
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,622,111	3,318,082
Ser. 99-5, Class A4, 7.59s, 2028		111,798	113,423
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		803,041	797,331
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		94,601	94,582
Ser. 04-NIM1, Class N2, zero %, 2034		1,013,000	746,075
Ser. 04-NIM2, Class N, 4 7/8s, 2034		495,861	493,729
Guggenheim Structured Real Estate Funding, Ltd. FRB
Ser. 05-1A, Class E, 6.759s, 2030 (Cayman Islands)		721,000	721,000
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 6.959s, 2030 (Cayman Islands)		729,000	729,583
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035		739,833	714,648
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.9s, 2040 (United Kingdom)		410,000	410,602
FRB Ser. 8, Class 2C, 5.32s, 2040 (United Kingdom)		458,000	459,053

LNR CDO, Ltd. 144A
FRB Ser. 02-1A, Class FFL, 7.7s, 2037 (Cayman Islands)		2,440,000	2,472,501
FRB Ser. 03-1A, Class EFL, 7.95s, 2036 (Cayman Islands)		1,485,000	1,601,127
Long Beach Asset Holdings Corp. NIM Trust 144A Ser.
04-5, Class Note, 5s, 2034		10,352	10,334
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006		1,786,153	46,887
FRB Ser. 06-2, Class M10, 7.459s, 2036		627,000	521,194
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-2,
Class B, 7.459s, 2036		627,000	487,493
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
5.388s, 2039 (United Kingdom)	GBP	1,700,000	3,121,094
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.209s, 2032		$2,025,781	1,012,891
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)		216,699	217,956
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		22,929	22,884
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.081s, 2010		860,000	876,236
Merrill Lynch Mortgage Investors, Inc. Ser. 03-WM3N,
Class N1, 8s, 2034		7,391	7,301
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		23,036	22,805
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		279,932	273,454
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.159s, 2034		458,000	463,868
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012		335,000	328,487
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 8.634s, 2031		127,467	127,467
FRB Ser. 01-NC4, Class B1, 7.459s, 2032		159,367	159,535
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.42s, 2035		3,929,611	3,923,932
Navistar Financial Corp. Owner Trust
Ser. 04-B, Class C, 3.93s, 2012		224,666	217,519
Ser. 05-A, Class C, 4.84s, 2014		521,536	512,376
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017		353,767	278,912
Ser. 00-D, Class A4, 7.4s, 2030		1,945,000	1,265,117
Ser. 01-C, Class A2, 5.92s, 2017		2,406,819	1,279,065
Ser. 01-D, Class A2, 5.26s, 2019		335,868	223,404
Ser. 01-D, Class A4, 6.93s, 2031		1,592,665	1,125,387
Ser. 01-E, Class A2, 5.05s, 2019		2,325,948	1,778,812
Ser. 02-A, Class A2, 5.01s, 2020		747,360	572,489
Ser. 02-B, Class A4, 7.09s, 2032		867,000	756,857
Ser. 02-C, Class A1, 5.41s, 2032		3,082,115	2,604,227
Ser. 95-B, Class B1, 7.55s, 2021		542,000	357,720
Ser. 99-B, Class A4, 6.99s, 2026		2,443,035	2,122,972
Ser. 99-D, Class A1, 7.84s, 2029		2,293,318	1,999,113
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		620,606	546,862
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 11.24s, 2018 (Ireland)		1,695,000	1,795,005
FRB Ser. 05-A, Class E, 9.34s, 2012 (Ireland)		466,000	465,953
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.459s, 2035		783,000	682,648
Park Place Securities, Inc. FRB Ser. 04-MCW1,
Class A2, 5.339s, 2034		5,971,424	5,978,888
Park Place Securities, Inc. 144A
FRB Ser. 04-MHQ1, Class M10, 7.459s, 2034		300,000	273,526
FRB Ser. 05-WCW2, Class M11, 7.459s, 2035		599,000	464,225
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		200,000	194,880
Permanent Financing PLC
FRB Ser. 3, Class 3C, 6.03s, 2042 (United Kingdom)		680,000	688,607
FRB Ser. 6, Class 3C, 5.26s, 2042 (United Kingdom)	GBP	1,731,000	3,145,919
Residential Asset Securities Corp. Ser. 01-KS3,
Class AII, 5.189s, 2031		$8,391,434	8,393,691
Residential Asset Securities Corp. 144A
Ser. 04-N10B, Class A1, 5s, 2034		175,807	175,038
FRB Ser. 05-KS10, Class B, 7.201s, 2035		778,000	682,633
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 5.317s, 2038 (United Kingdom)	GBP	250,000	451,715
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$237,547	238,326
SAIL Net Interest Margin Notes 144A
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)		101,116	60,669
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		33,837	25,377
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		31,493	23,200
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)		6,641	4,487
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands)		40,481	31,575
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		14,234	2,847
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		20,272	2,433
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		145,799	31,638
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		282,654	280,992
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		25,255	25,210
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)		72,338	72,194
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		63,723	63,381
Ser. 04-AA, Class A, 5s, 2034 (Cayman Islands)		4,600	4,594
Sasco Net Interest Margin Trust 144A
Ser. 03-BC1, Class B, zero %, 2033 (Cayman Islands)		530,404	79,561
Ser. 05-WF1A, Class A, 4 3/4s, 2035 (Cayman Islands)		176,419	174,931

Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HE2N, Class NA, 5.43s, 2034	28,180	27,758
Ser. 04-HS1N, Class Note, 5.92s, 2034	8,094	8,094
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, $7.318, 2036	463,000	401,092
South Coast Funding 144A FRB Ser. 3A, Class A2, 5.92s,
2038 (Cayman Islands)	200,000	201,880
Structured Asset Investment Loan Trust FRB Ser. 04-9,
Class A4, 5.259s, 2034	12,550,397	12,559,739
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.459s, 2035	858,000	689,638
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.114s, 2015	3,509,335	3,508,240
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	904,000	907,524
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)	756,000	738,765
Wells Fargo Home Equity Trust 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)	28,605	28,549
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	419,000	419,309
Wells Fargo Mortgage Backed Securities Trust Ser.
05-AR13, Class 1A4, IO, 0.742s, 2035	31,045,000	232,838
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6s, 2044 (United Kingdom)	1,438,000	1,437,820
Whole Auto Loan Trust 144A
Ser. 03-1, Class D, 6s, 2010	30,513	30,503
Ser. 04-1, Class D, 5.6s, 2011	533,173	528,875

		$168,894,871
Total asset-backed securities (cost $172,415,929)

U.S. TREASURY OBLIGATIONS (12.3%)(a)

	Principal amount	Value

U.S. Treasury Bonds
7 1/2s, November 15, 2016	$27,040,000	$32,181,824
6 1/4s, May 15, 2030	46,303,000	52,329,623
6 1/4s, August 15, 2023	18,225,000	20,147,169
U.S. Treasury Notes
4 1/4s, August 15, 2013	29,883,000	28,510,250
4s, November 15, 2012	3,000	2,837
3 1/4s, August 15, 2008	20,856,000	20,129,298
U.S. Treasury Strip zero %, November 15, 2024	28,450,000	10,588,572

		$163,889,573
Total U.S. treasury obligations (cost $166,303,448)

SENIOR LOANS (8.0%)(a)(c)

	Principal amount	Value

Basic Materials (0.7%)
Celanese Corp. bank term loan FRN Ser. B, 6.979s, 2011	$561,185	$569,322
Georgia-Pacific Corp. bank term loan FRN Ser. B, 6
3/4s, 2013	1,645,875	1,654,233
Graphic Packaging Corp. bank term loan FRN Ser. C,
7.437s, 2010	262,187	265,933
Hercules, Inc. bank term loan FRN Ser. B, 6.526s, 2010	794,165	799,874
Huntsman International Corp. bank term loan FRN Ser.
B, 6.679s, 2012	1,162,244	1,168,237
IAP Worldwide Services, Inc. bank term loan FRN Ser.
B, 7.96s, 2011	428,035	428,570
Innophos, Inc. bank term loan FRN 7.227s, 2010	453,110	458,774
Nalco Co. bank term loan FRN Ser. B, 6.566s, 2010	517,064	522,593
Novelis, Inc. bank term loan FRN Ser. B, 6.44s, 2012	641,040	647,350
Novelis, Inc. bank term loan FRN 6.44s, 2012	369,084	372,717
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 6.918s, 2012	2,008,867	2,032,409
Smurfit-Stone Container Corp. bank term loan FRN
4.29s, 2010	43,665	44,216
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7.193s, 2011	314,121	318,048
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7 1/8s, 2011	106,564	107,896
		9,390,172

Capital Goods (0.5%)
Allied Waste Industries, Inc. bank term loan FRN Ser.
A, 4.88s, 2012	29,934	30,009
Allied Waste Industries, Inc. bank term loan FRN Ser.
B, 6.759s, 2012	76,390	76,610
Graham Packaging Co., Inc. bank term loan FRN Ser. B,
7.108s, 2011	793,970	802,406
Hexcel Corp. bank term loan FRN Ser. B, 6.725s, 2012	1,219,013	1,229,680
Invensys, PLC bank term loan FRN Ser. B-1, 8.501s,
2009 (United Kingdom)	66,761	67,428
Mueller Group, Inc. bank term loan FRN Ser. B, 7.263s,
2012	1,212,905	1,228,066
Solo Cup Co. bank term loan FRN 7.532s, 2011	538,751	543,914
Terex Corp. bank term loan FRN 6.839s, 2009	299,225	302,217

Terex Corp. bank term loan FRN Ser. C, 7.34s, 2009	1,392,784	1,406,711
Transdigm, Inc. bank term loan FRN Ser. C, 7.151s, 2010	986,420	998,134
		6,685,175

Communication Services (0.7%)
Centennial Cellular Operating Co., LLC bank term loan
FRN Ser. B, 7.214s, 2011	1,761,369	1,783,937
Consolidated Communications Holdings bank term loan
FRN Ser. D, 6.675s, 2011	297,884	300,491
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 6 3/4s, 2012	541,884	544,864
Intelsat Bermuda, Ltd. bank term loan FRN Ser. B, 6
3/4s, 2011 (Bermuda)	1,190,955	1,199,515
Madison River Capital, LLC bank term loan FRN Ser. B,
7.26s, 2012	1,219,013	1,232,347
PanAmSat Corp. bank term loan FRN Ser. B1, 6.9s, 2010	1,212,908	1,225,744
Qwest Communications International, Inc. bank term
loan FRN Ser. A, 9.651s, 2007	349,500	357,291
Syniverse Holdings, Inc. bank term loan FRN Ser. B,
6.73s, 2012	1,040,203	1,051,905
Valor Telecommunications Enterprises LLC/Finance Corp.
bank term loan FRN Ser. B, 6.753s, 2012	1,219,333	1,220,858
		8,916,952

Consumer Cyclicals (1.9%)
Adams Outdoor Advertising, LP bank term loan FRN
7.088s, 2012	832,864	843,275
Affinion Group, Inc. bank term loan FRN Ser. B,
7.504s, 2013	1,972,813	1,977,745
Avis Budget Car Rental bank term loan FRN Ser. B, 6
1/4s, 2012	700,000	699,708
BLB (Wembley) bank term loan FRN 6.989s, 2011 (United
Kingdom)	248,750	252,170
Boise Cascade Corp. bank term loan FRN Ser. D, 6 3/4s,
2011	1,374,196	1,390,437
Boyd Gaming Corp. bank term loan FRN Ser. B, 6.545s,
2010	1,240,530	1,252,160
CCM Merger, Inc. bank term loan FRN Ser. B, 6.924s,
2012	1,190,007	1,196,850
Coinmach Service Corp. bank term loan FRN Ser. B-1,
7.766s, 2012	549,445	557,916
Cooper Tire & Rubber Co. bank term loan FRN Ser. B, 7
1/2s, 2012	757,083	759,922
Cooper Tire & Rubber Co. bank term loan FRN Ser. C, 7
1/2s, 2012	1,217,917	1,222,484
Custom Building Products bank term loan FRN Ser. B,
7.211s, 2011	1,184,489	1,196,334
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.646s, 2010	505,586	507,377
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B1, 6.297s, 2010 (U)	1,159,026	1,162,751
Goodyear Tire & Rubber Co. (The) bank term loan FRN
7.954s, 2010	465,000	471,200
Jostens IH Corp. bank term loan FRN Ser. C, 7.318s,
2010	1,204,264	1,218,113
Landsource, Inc. bank term loan FRN Ser. B, 7 3/8s,
2010	150,000	150,563
Mega Bloks, Inc. bank term loan FRN Ser. B, 6.911s,
2012 (Canada)	123,850	124,856
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.34s, 2013	712,025	721,243
Nortek Holdings, Inc. bank term loan FRN Ser. B,
6.695s, 2011	395,980	398,702
Penn National Gaming, Inc. bank term loan FRN Ser. B,
6.662s, 2012	547,250	553,749
PRIMEDIA, Inc. bank term loan FRN Ser. B, 7.09s, 2013	298,500	295,391
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
A-3, 6.679s, 2009	218,976	219,449
R.H. Donnelley Finance Corp. bank term loan FRN Ser.
D, 6.466s, 2011	1,120,967	1,124,955
R.H. Donnelley, Inc. bank term loan FRN Ser. D,
5.696s, 2011	944,992	948,354
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6.437s, 2011	778,030	780,462
Raycom Media, Inc. bank term loan FRN Ser. B, 6 1/2s,
2013	797,274	799,267
Sealy Mattress Co. bank term loan FRN Ser. D, 6.785s,
2012	453,116	458,072
Standard-Pacific Corp. bank term loan FRN Ser. B, 6
1/2s, 2013	400,000	401,000
Sun Media Corp. bank term loan FRN Ser. B, 7.126s,
2009 (Canada)	301,457	303,969
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.17s, 2012	168,402	169,875
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. DD, 5.62s, 2012 (U)	168,500	169,974
TRW Automotive, Inc. bank term loan FRN Ser. B, 6
1/4s, 2010	1,048,447	1,050,195
TRW Automotive, Inc. bank term loan FRN Ser. B2, 6

1/8s, 2010	235,410	235,704
Venetian Casino Resort, LLC bank term loan FRN Ser. B,
6.73s, 2011	1,012,507	1,022,632
Venetian Casino Resort, LLC bank term loan FRN Ser.
DD, 6.73s, 2011	208,764	210,852
Veterinary Centers of America, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	523,696	527,623
William Carter Holdings Co. (The) bank term loan FRN
Ser. B, 6.704s, 2012	209,976	211,813
		25,587,142

Consumer Staples (2.1%)
Affinity Group Holdings bank term loan FRN Ser. B2,
7.404s, 2009	224,917	227,166
AMC Entertainment, Inc. bank term loan FRN Ser. B,
7.114s, 2013	349,125	352,562
Ashtead Group PLC bank term loan FRN Ser. B, 6 1/2s,
2009 (United Kingdom)	643,500	649,533
Burger King Corp. bank term loan FRN Ser. B-1, 6 1/2s,
2013	499,256	500,861
Burlington Coat bank term loan FRN Ser. B, 7 1/4s, 2013	700,000	697,200
Cablevision Systems Corp. bank term loan FRN 6.664s,
2013	2,150,000	2,158,845
Century Cable Holdings bank term loan FRN 9 3/4s, 2009	1,220,000	1,189,500
Charter Communications bank term loan FRN Ser. B,
7.92s, 2011	1,212,841	1,214,447
Charter Communications bank term loan FRN Ser. B, 7
5/8s, 2013	2,400,000	2,409,461
Cinemark, Inc. bank term loan FRN Ser. C, 6.53s, 2011	496,203	501,413
Constellation Brands, Inc. bank term loan FRN Ser. B,
6.361s, 2011	1,219,013	1,226,022
DirecTV Holdings, LLC bank term loan FRN Ser. B,
6.423s, 2013	1,366,667	1,376,917
Domino's, Inc. bank term loan FRN Ser. B, 6.456s, 2010	800,322	806,325
Emmis Communications Corp. bank term loan FRN Ser. B,
6.724s, 2010	216,225	217,339
Gray Television, Inc. bank term loan FRN Ser. B,
6.49s, 2012	249,375	250,684
Insight Midwest, LP/Insight Capital, Inc. bank term
loan FRN 7s, 2009	136,850	138,296
Jack-in-the-Box, Inc. bank term loan FRN 6.519s, 2008	843,927	851,663
Jean Coutu Group, Inc. bank term loan FRN Ser. B, 7
5/8s, 2011 (Canada)	1,021,974	1,030,632
Mediacom Communications Corp. bank term loan FRN Ser.
B, 7.067s, 2012	987,500	991,512
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 6.9s, 2015	240,000	239,200
MGM Studios, Inc. bank term loan FRN Ser. B, 7.229s,
2011	1,219,013	1,231,660
Olympus Cable Holdings, LLC bank term loan FRN Ser. B,
9 3/4s, 2010	735,000	718,463
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.235s, 2011	954,542	965,281
Prestige Brands, Inc. bank term loan FRN Ser. B-1,
6.89s, 2011	413,730	418,384
Regal Cinemas, Inc. bank term loan FRN Ser. B, 6.729s,
2010	1,212,825	1,219,647
Six Flags, Inc. bank term loan FRN Ser. B, 7.396s, 2009	810,250	815,025
Spanish Broadcasting Systems, Inc. bank term loan FRN
6.73s, 2012	793,985	801,263
Spectrum Brands, Inc. bank term loan FRN Ser. B,
7.414s, 2013	1,130,695	1,136,820
Universal City Development bank term loan FRN Ser. B,
6.941s, 2011	1,203,661	1,217,202
Warner Music Group bank term loan FRN Ser. B, 6.805s,
2011	963,150	972,029
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.094s, 2012	1,212,903	1,212,903
		27,738,255

Energy (0.5%)
Dresser, Inc. bank term loan FRN 7.99s, 2010	360,000	368,100
EPCO Holding, Inc. bank term loan FRN Ser. C, 6.786s,
2010	594,000	601,146
Key Energy Services, Inc. bank term loan FRN Ser. B,
8.011s, 2012	1,745,625	1,765,991
Meg Energy Corp. bank term loan FRN 7s, 2013	225,000	227,363
Meg Energy Corp. bank term loan FRN Ser. DD, 6s, 2013	225,000	225,000
Petroleum Geo-Services ASA bank term loan FRN Ser. B,
7.48s, 2012 (Norway)	199,500	201,370
Targa Resources, Inc. bank term loan FRN 7.26s, 2012	978,952	989,149
Targa Resources, Inc. bank term loan FRN 4.854s, 2012	236,129	238,589
Universal Compression, Inc. bank term loan FRN Ser. B,
6.48s, 2012	294,997	297,487
Vulcan Energy Corp. bank term loan FRN Ser. B, 6 1/4s,
2011	824,621	829,775
		5,743,970

Financial (0.4%)
Ameritrade Holding Corp. bank term loan FRN Ser. B,
6.49s, 2013	2,000,000	2,007,000
Capital Automotive bank term loan FRN 6.58s, 2010 (R)	2,299,886	2,317,957
Fidelity National Information Solutions bank term loan
FRN Ser. B, 6.602s, 2013	1,212,218	1,219,087
		5,544,044

Health Care (0.5%)
Alderwoods Group, Inc. bank term loan FRN 6.847s, 2009	860,993	866,913
Community Health Systems, Inc. bank term loan FRN Ser.
B, 6.56s, 2011	632,380	638,045
DaVita, Inc. bank term loan FRN Ser. B, 6.92s, 2012	436,723	440,999
Hanger Orthopedic Group, Inc. bank term loan FRN
8.729s, 2009	195,000	197,194
Healthsouth Corp. bank term loan FRN Ser. B, 7.786s,
2013	2,350,000	2,375,178
Kinetic Concepts, Inc. bank term loan FRN Ser. B,
6.73s, 2011	115,566	116,818
LifePoint, Inc. bank term loan FRN Ser. B, 6.185s, 2012	1,173,412	1,178,627
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
6.36s, 2012	307,692	311,154
Stewart Enterprises, Inc. bank term loan FRN Ser. B,
6.679s, 2011	212,738	214,334
		6,339,262

Technology (0.3%)
AMI Semiconductor, Inc. bank term loan FRN 6 1/2s, 2012	1,212,893	1,218,451
Aspect Software, Inc. bank term loan FRN Ser. B,
7.438s, 2010	500,000	506,250
Avago Technologies Finance bank term loan FRN Ser. DD,
8.204s, 2012 (Singapore)	229,250	230,110
Extensity, Inc. bank term loan FRN Ser. B, 7.561s, 2011	50,000	50,125
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
7.215s, 2013	1,212,903	1,226,440
UGS Corp. bank term loan FRN Ser. C, 7s, 2012	851,448	860,672
		4,092,048

Transportation (0.2%)
Kansas City Southern Railway Co. bank term loan FRN
Ser. B, 6.227s, 2008	580,769	582,584
Mid Western Aircraft Systems bank term loan FRN Ser.
B, 7.318s, 2012	248,125	251,925
Travelcenters of America bank term loan FRN Ser. B,
6.62s, 2011	1,047,375	1,057,063
United Airlines bank term loan FRN Ser. B, 8.286s, 2012	568,750	576,997
United Airlines bank term loan FRN Ser. DD, 8.286s,
2012	81,250	82,428
		2,550,997

Utilities & Power (0.2%)
Allegheny Energy, Inc. bank term loan FRN Ser. C,
6.391s, 2011	638,958	639,357
El Paso Corp. bank term loan FRN 4.29s, 2009	406,000	410,060
El Paso Corp. bank term loan FRN Ser. B, 7 3/4s, 2009	723,780	731,721
NRG Energy, Inc. bank term loan FRN Ser. B, 6.82s, 2013	1,371,000	1,385,661
		3,166,799

		$105,754,816
Total senior loans (cost $105,604,709)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.2%)(a)

	Principal amount	Value

U.S. Government Agency Mortgage Obligations (6.2%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from March 1, 2026 to
May 1, 2027	$23,166	$24,262
Federal National Mortgage Association Pass-Through
Certificates
8s, July 1, 2024	460	473
7 1/2s, with due dates from October 1, 2022 to
August 1, 2030	102,402	106,674
6 1/2s, October 1, 2034	297,788	303,546
6 1/2s, April 1, 2016	62,822	63,791
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	7,116,564	7,065,613
5 1/2s, TBA, May 1, 2036	48,279,000	46,883,438
5s, February 1, 2020	1,020,547	994,475
4 1/2s, with due dates from May 1, 2020 to June 1, 2034	28,040,357	26,492,697
		81,934,969

				$81,934,969
Total U.S. government and agency mortgage obligations (cost $82,516,512)

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

First Republic Capital Corp. 144A 10.50% pfd.			750	$825,000
Paxson Communications Corp. 14.25% cum. pfd. (PIK)			19	170,525
Rural Cellular Corp. Ser. B, 11.375% cum. pfd.			828	952,200

				$1,947,725
Total preferred stocks (cost $1,521,492)

COMMON STOCKS (0.1%)(a)
			Shares	Value

Coinmach Service Corp. IDS (Income Deposit Securities)
(S)			46,000	$778,780
Comdisco Holding Co., Inc.			908	12,730
Contifinancial Corp. Liquidating Trust Units			5,273,336	1,648
Crown Castle International Corp. (NON)			956	32,169
Dobson Communications Corp. (NON)			6,077	54,693
Genesis HealthCare Corp. (NON) (S)			2,143	101,300
Knology, Inc. (NON)			381	3,002
Sterling Chemicals, Inc. (NON)			497	5,919
Sun Healthcare Group, Inc. (NON)			1,662	13,828
USA Mobility, Inc.			27	618
VFB LLC (acquired various dates from 06/22/99 to
12/08/03, cost $1,311,474) (F)(RES)(NON)			1,795,382	38,152
WHX Corp. (NON)			36,177	369,005

				$1,411,844
Total common stocks (cost $9,620,118)

UNITS (0.1%)(a) (cost $2,676,027)
			Units	Value

XCL Equity Units zero % (F)			1,327	$1,171,829

CONVERTIBLE BONDS AND NOTES (--)(a)
			Principal amount	Value

Manor Care, Inc. 144A cv. sr. notes 2 1/8s, 2035			$165,000	$177,788
WCI Communities, Inc. cv. sr. sub. notes 4s, 2023			525,000	573,563

				$751,351
Total convertible bonds and notes (cost $761,875)

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			4,826	$179,769
Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)			35	245,000

				$424,769
Total convertible preferred stocks (cost $596,736)

WARRANTS (--%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$.01	1,980	$20
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	960	26,880
Ubiquitel, Inc. 144A	4/15/10	$22.74	3,210	32

				$26,932
Total warrants (cost $219,448)

EQUITY VALUE CERTIFICATES (--%)(a)(NON) (cost $107,609)
		Maturtiy Date	Certificates	Value

ONO Finance PLC 144A (United Kingdom)		2/15/11	780	$8

PURCHASED OPTIONS OUTSTANDING (--%)(a)
		Expiration date/	Contract Amount	Value
		strike price

90 Day Euro Future (CALL) 94.75		Mar 07/$94.75	323	205,913
90 Day Euro Future (PUT) 94.75		Mar 07/$94.75	323	173,613

				$379,526
Total Purchased Options Outstanding (cost $413,972)

SHORT-TERM INVESTMENTS (17.6%)(a)
			Principal	Value
			amount/shares

Short-term investments held as collateral for loaned
securities with yields ranging from 4.70% to 5.01% and
due dates ranging from May 1, 2006 to June 2, 2006 (d)			$177,809	$177,600
Putnam Prime Money Market Fund (e)			230,862,413	230,862,413

U.S. Treasury Bills for an effective yield of 4.53%,
May 18, 2006 (SEG)	2,958,000	2,951,672

$233,991,685
Total short-term investments (cost $233,991,685)

TOTAL INVESTMENTS

$1,362,683,271
Total investments (cost $1,372,221,193) (b)

FORWARD CURRENCY CONTRACTS TO BUY at 4/30/06 (aggregate face value $157,209,199) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$51,694,825	$49,983,344	7/19/06	$1,711,481
British Pound	13,994,535	13,649,997	6/21/06	344,538
Canadian Dollar	7,010,965	6,852,989	7/19/06	157,976
Danish Krone	2,361,236	2,256,817	6/21/06	104,419
Euro	28,134,030	27,417,128	6/21/06	716,902
Japanese Yen	32,405,707	31,431,973	5/17/06	973,734
Norwegian Krone	15,006,858	14,154,417	6/21/06	852,441
Polish Zloty	1,045,078	1,009,972	6/21/06	35,106
South Korean Won	7,084,934	6,914,157	5/17/06	170,777
Swedish Krona	3,593,717	3,538,405	6/21/06	55,312

Total				$5,122,686

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/06 (aggregate face value $189,429,820) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Australian Dollar	$14,344,832	$13,810,957	7/19/06	($533,875)
British Pound	18,658,633	18,139,032	6/21/06	(519,601)
Canadian Dollar	11,164,311	10,843,111	7/19/06	(321,200)
Euro	80,232,879	76,607,929	6/21/06	(3,624,950)
Hungarian Forint	3,462,747	3,341,492	6/21/06	(121,255)
Japanese Yen	19,268,828	18,885,127	5/17/06	(383,701)
New Zealand Dollar	3,399,993	3,255,357	7/19/06	(144,636)
Norwegian Krone	148,932	137,129	6/21/06	(11,803)
Swedish Krona	22,762,000	21,444,485	6/21/06	(1,317,515)
Swiss Franc	23,923,076	22,965,200	6/21/06	(957,876)

Total				($7,936,412)

FUTURES CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	24	$2,356,297	Jun-06	($6,524)
Euro 90 day (Long)	3,310	784,139,000	Sep-06	(1,191,109)
Euro 90 day (Long)	11	3,342,052	Dec-06	(13,014)
Euro 90 day (Short)	3,163	749,551,925	Mar-07	2,561,190
Euro 90 day (Short)	519	158,027,233	Sep-06	99,594
Euro-Bobl 5 yr (Long)	139	19,159,716	Jun-06	(222,777)
Euro-Bund (Short)	232	33,772,938	Jun-06	899,258
Japanese Government Bond 10 yr (Long)	34,000	39,485,024	Jun-06	(519,839)
U.K. Gilt (Long)	64	12,759,602	Jun-06	(449,174)
U.S. Treasury Long Bond (Short)	295	31,518,906	Jun-06	1,476,064
U.S. Treasury Note 10 yr (Long)	488	51,522,125	Jun-06	(854,651)
U.S. Treasury Note 2 yr (Short)	1,824	371,611,500	Jun-06	802,734
U.S. Treasury Note 5 yr (Short)	401	41,766,656	Jun-06	210,283

Total				$2,792,035

WRITTEN OPTIONS OUTSTANDING at 4/30/06 (premiums received $921,579) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank for the right to receive a fixed rate of
1.165% versus the one year JPY-LIBOR maturing on April 3, 2008.	25,769,748,000	April 08/ $1.165	$581,839
Option on an interest rate swap with Citibank dated January 27, 2006 for the obligation to pay a fixed rate of 0.60% versus the six month JPY LIBOR maturing on
January 31, 2008.	30,355,300,000	Jan-07/ JPY 0.60	1,198,208

Total			$1,780,047

TBA SALE COMMITMENTS OUTSTANDING at 4/30/06 (proceeds receivable $739,100) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, May 1, 2021	$760,000	05/16/06	$739,813

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)

			Fixed payments	Fixed payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$6,900,000	1/27/14	4.35%	3 month USD-LIBOR-BBA	$423,799

	32,700,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	2,007,889

	900,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	(67,093)

Citibank, N.A.
JPY	2,600,000,000	2/10/16	6 month JPY-LIBOR-BBA	1.755%	(729,339)

NOK	36,700,000	7/22/10	6 month NOK-NIBOR-NIBR	3.52%	(35,623)

				6 month EUR-EURIBOR-
EUR	4,600,000	7/22/10	2.825%	Telerate	144,231

JPY	750,000,000	4/21/36	6 month JPY-LIBOR-BBA	2.775%	69,576

				6 month EUR-EURIBOR-
EUR	40,770,000	4/26/11	3.8345%	Telerate	129,971

JPY	10,565,597,000	4/3/08	1 year JPY-LIBOR-BBA	1.165%	40,715

JPY	6,302,886,000	4/14/09	6 month JPY-LIBOR-BBA	1.135%	94,933

JPY	2,400,000,000	4/22/13	1.9225%	6 month JPY-LIBOR-BBA	(73,174)

JPY	5,544,600,000	4/26/11	6 month JPY-LIBOR-BBA	1.56125%	(15,269)

				6 month EUR-EURIBOR-
EUR	11,000,000	7/14/10	2.7515%	Telerate	388,667

NOK	93,000,000	7/14/10	6 month NOK-NIBOR-NIBR	3.40%	(164,884)

Credit Suisse First Boston International
	9,973,300	7/9/06	3 month USD-LIBOR-BBA	2.931%	18,440

	11,257,600	7/9/14	4.945%	3 month USD-LIBOR-BBA	279,024

Credit Suisse International

GBP	2,910,000	4/3/36	7,330,962 GBP at maturity	6 month USD-LIBOR-BBA	158,534

HSBC Bank
CAD	103,557,000	2/16/08	3 month CAD-BA-CDOR	4.20%	(262,377)

HSBC Bank USA
CAD	24,746,000	2/16/16	4.5875%	3 month CAD-BA-CDOR	439,159

JPMorgan Chase Bank, N.A.
	66,000,000	3/6/16	3 month USD-LIBOR-BBA	5.176%	(1,885,033)

	56,000,000	5/10/07	4.062%	3 month USD-LIBOR-BBA	194,006

	30,000,000	5/10/15	3 month USD-LIBOR-BBA	4.687%	(1,456,069)

	13,000,000	5/10/35	5.062%	3 month USD-LIBOR-BBA	1,042,137

Lehman Brothers Special Financing, Inc.
	132,000,000	3/6/08	3 month USD-LIBOR-BBA	5.133%	(338,818)

			pays 6,499937.50 GBP at
GBP	2,685,000	3/15/36	maturity	6 month GBP-LIBOR-BBA	337,772

	18,032,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(748,263)

	6,900,000	1/26/14	4.3375%	3 month USD-LIBOR-BBA	429,409

JPY	4,600,000,000	10/21/15	1.61%	6 month JPY-LIBOR-BBA	1,784,461

Merrill Lynch Capital Services, Inc.

				6 month EUR-EURIBOR-
EUR	92,500,000	2/19/07	2.5645%	Telerate	592,472

NOK	54,900,000	7/26/10	6 month NOK-NIBOR-NIBR	3.54%	(34,037)

				6 month EUR-EURIBOR-
EUR	6,900,000	7/26/10	2.801%	Telerate	224,873

Total					$2,990,089

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)*	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
GBP	$2,910,000	--	4/3/36	4,409,746 GBP at maturity	GBP Non-revised Retail Price	$11,966
					Index

Goldman Sachs
	$2,644,000	--*	9/15/11			(11,714)
					Ford Credit Auto Owner Trust
				(678 bp 1 month USD-LIBOR)	Series 2005-B Class D
Lehman Brothers Special Financing, Inc.
GBP	2,685,000	--	3/15/36	3.12%	GBP Non-revised Retail Price	(20,384)
					Index

EUR	33,169,000	--	4/26/11	3,659,166 EUR at maturity	EUR- Excluding Tobacco-Non-	107,740
					Revised Consumer Price Index

EUR	33,169,000	--	4/26/11	3,650,150 EUR at maturity	FRC- Excluding Tobacco-Non-	167,263
					Revised Consumer Price Index

Total						$254,871

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/06 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium		Notional	Termination	received (paid) by	appreciation/
Referenced Debt*	received (paid)**		amount	date	fund per annum	(depreciation)
Bank of America, N.A.

DJ CDX NA HY Series 4 Index	$(5,086)		$1,968,000	6/20/10	(360 bp)	$(114,703)

DJ CDX NA HY Series 4 Index	(19,398)		4,800,000	6/20/10	(360 bp)	(286,758)

DJ CDX NA HY Series 4 Index	(29,081)		9,600,000	6/20/10	(360 bp)	(563,801)

DJ CDX NA HY Series 3 Index	32,558		1,728,000	6/20/10	360 bp	128,808

DJ CDX NA HY Series 4 Index	70,302		3,552,000	6/20/10	360 bp	268,148

DJ CDX NA IG HVOL Series 4 Index	(50,809)		6,744,000	6/20/10	(90 bp)	(70,973)

Citigroup Financial Products, Inc.
DJ CDX NA HY Series 4 Index	(71,102)		4,570,560	6/20/10	(360 bp)	(325,683)

DJ CDX NA IG Series 4 Index 3-7% tranche	--		4,761,000	6/20/10	(677.5 bp)	420,718

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 5 Index	(397,417)		26,966,000	12/20/10	(395 bp)	(1,941,175)

DJ CDX NA IG Series 4 Index	(55,431)		5,164,000	6/20/10	(90 bp)	(70,871)

DJ CDX NA IG HVOL Series 5 Index	(26,843)		3,177,000	12/20/10	(85 bp)	(54,519)

DJ CDX NA IG Series 5 Index 3-7% tranche	--		1,589,000	12/20/10	(113 bp)	(42,042)

DJ CDX NA IG HVOL Series 5 Index	(20,286)		3,177,000	12/20/10	(85 bp)	(47,963)

DJ CDX NA IG Series 5 Index 3-7% tranche	--		1,480,000	12/20/10	(115 bp)	(40,422)

DJ CDX NA HY Series 4 Index	23,693		4,800,000	6/20/10	(360 bp)	(243,667)

DJ CDX NA HY Series 3 Index	22,336		1,824,000	6/20/10	(360 bp)	123,933

DJ CDX NA IG Series 4 Index 3-7% tranche	--		2,884,800	6/20/15	656 bp	227,880

DJ CDX NA IG Series 4 Index 3-7% tranche	--		5,000,000	6/20/15	600 bp	212,750

Goldman Sachs International

one of the underlying securities in the basket of BB CMBS securities	--		7,487,000	(a)	2.55625%	369,940

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 4 Index	(58,665)		4,608,000	6/20/10	(360 bp)	(315,331)

Lehman Brothers Special Financing, Inc.
DJ CDX NA IG Series 4 Index 3-7% tranche	--		4,248,500	6/20/10	(124.5 bp)	(122,792)

DJ CDX NA IG HVOL Series 4 Index	(12,243)		1,082,000	6/20/10	(90 bp)	(15,370)

DJ CDX NA IG Series 4 Index 3-7% tranche	--		1,082,000	6/20/12	309 bp	70,228

DJ CDX NA IG HVOL Series 5 Index	(7,906)		1,480,000	12/20/10	(85 bp)	(20,799)

DJ iTraxx Europe Series 4 Version 1	--	EUR	4,600,000	12/20/15	616.375 bp	864,391

DJ iTraxx Europe Series 4 Version 1	--	EUR	8,280,000	12/20/12	(230 bp)	(784,579)

DJ CDX NA HY Series 4 Index	(44,612)		$4,570,560	6/20/10	(360 bp)	(299,192)

DJ CDX NA HY Series 3 Index	35,829		1,728,000	6/20/10	(360 bp)	132,079

DJ CDX NA HY Series 4 Index	(29,502)		2,752,320	6/20/10	(360 bp)	(182,805)

DJ CDX NA HY Series 4 Index	40,392		9,600,000	6/20/10	(360 bp)	(494,328)

Merrill Lynch International
DJ CDX NA HY Series 4 Index	43,007		2,208,000	6/20/10	360 bp	165,993

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--		1,480,000	12/20/12	246 bp	74,430

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 5 Index 3-7% tranche	--		3,177,000	12/20/12	305 bp	265,942

DJ CDX NA IG Series 4 Index 3-7% tranche	--		1,082,000	6/20/10	(110.5 bp)	(25,621)

DJ CDX NA IG Series 4 Index 3-7% tranche	--		4,864,000	6/20/10	(114 bp)	(121,746)

DJ iTraxx EUR Series 3 Index 3-6% tranche	--	EUR	2,050,000	6/20/15	479 bp	152,605

DJ CDX NA IG Series 4 Index 3-7% tranche	--		$5,125,000	6/20/12	285 bp	267,449

DJ CDX NA IG Series 4 Index 3-7% tranche	--		3,372,000	6/20/12	275 bp	158,108

DJ CDX NA IG Series 5 Index 3-7% tranche	--		1,480,000	12/20/10	(115 bp)	(40,422)

DJ CDX NA IG HVOL Series 5 Index	(8,289)		1,480,000	12/20/10	(85 bp)	(21,183)

DJ CDX NA IG Series 5 Index 3-7% tranche	--		1,480,000	12/20/12	248 bp	76,100

Total						$(2,267,243)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a) Percentages indicated are based on net assets of $1,328,715,844.

(b) The aggregate identified cost on a tax basis is $1,374,259,607, resulting in gross unrealized appreciation and depreciation of $26,404,140 and $37,980,476, respectively, or net unrealized depreciation of $11,576,336.

(c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at April 30, 2006. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at April 30, 2006.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2006 was $1,313,262 or 0.09% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At April 30, 2006, the value of securities loaned amounted to $168,529. Certain of these securities were sold prior to year/period-end. The fund received cash collateral of $177,600 which is pooled with collateral of other Putnam funds into 31 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $4,808,749 for the period ended April 30, 2006. During the period ended April 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $510,681,328 and $472,440,064, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(U) A portion of the position represents unfunded loan commitments. As of April 30, 2006, the fund had unfunded loan commitments of $530,614 which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded
commitments

Dex Media West, LLC/Dex Media Finance Co.	$136,788
Meg Energy Corp.	225,000
Trump Hotel & Casino Resort, Inc.	168,826

Totals	$530,614

At April 30, 2006, liquid assets totaling $301,946,163 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2006.

Distribution of investments by country of issue at April 30, 2006: (as a percentage of Portfolio Value)

Argentina	0.9%
Austria	0.7
Brazil	1.6
Canada	1.2
Cayman Islands	1.3
France	2.8
Germany	1.9
Ireland	2.4
Luxembourg	0.6
Philippines	0.6
Russia	0.8
Spain	0.5
Sweden	0.7
United Kingdom	2.1
United States	79.9
Other	2.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At April 30, 2006 fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006